Reinsurance	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Reinsurance	Reinsurance
The Company purchases retrocession and reinsurance to limit and diversify the Company’s risk exposure and to increase its own insurance and reinsurance underwriting capacity. These agreements provide for recovery of losses and loss adjustment expenses from reinsurers. The Company remains liable to the extent that reinsurers do not meet their obligations under these agreements. In line with its risk management objectives, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.
Balances pertaining to reinsurance transactions are reported “gross” on the consolidated balance sheet, meaning that reinsurance recoverable on unpaid losses and ceded unearned premiums are not deducted from insurance reserves but are recorded as assets. For more information on reinsurance recoverables, refer to Note 21, “Concentrations of Credit Risk — Reinsurance recoverables” and Note 10, “Reserves for Losses and Loss Adjustment Expenses” of these consolidated financial statements.
The effect of assumed and ceded reinsurance on premiums written, premiums earned and insurance losses and loss adjustment expenses for the twelve months ended December 31, 2022, 2021 and 2020 was as follows:

	Twelve Months Ended December 31,
	2022	2021	2020
	($ in millions)
Premiums written:
Direct	$2,531.7	$2,341.4	$2,042.1
Assumed	1,807.0	1,597.0	1,656.4
Ceded	(1,442.7)	(1,350.7)	(1,120.7)
Net premiums written	$2,896.0	$2,587.7	$2,577.8

Premiums earned:
Direct	$2,370.8	$2,139.1	$2,026.4
Assumed	1,617.2	1,479.2	1,612.0
Ceded	(1,299.3)	(1,207.8)	(1,110.9)
Net premiums earned	$2,688.7	$2,410.5	$2,527.5

Insurance losses and loss adjustment expenses:
Direct	$1,574.2	$1,499.8	$1,479.6
Assumed	939.5	1,000.6	1,134.5
Ceded	(833.7)	(807.1)	(773.3)
Net insurance losses and loss adjustment expenses	$1,680.0	$1,693.3	$1,840.8

On January 10, 2022, Aspen Holdings and certain of its subsidiaries (“Aspen”) entered into an Amended and Restated Reinsurance Agreement with a subsidiary of Enstar Group Limited (together, “Enstar”) (the “LPT”), which amended and restated the Adverse Development Cover Agreement, dated as of March 2, 2020, previously entered into between Enstar and Aspen Group (the “Original Agreement)”. Under the terms of the LPT, Enstar’s subsidiary will reinsure net losses incurred on or prior to December 31, 2019 on all of Aspen’s net loss reserves of $3,120.0 million as of September 30, 2021. The LPT provides for a limit of $3,570.0 million in consideration for a premium of $3,160.0 million. The amount of net loss reserves ceded, as well as the premium and limit amounts provided under the LPT, was adjusted for claims paid between October 1, 2021 and the closing date of the transaction. The premium includes $770 million of premium previously paid with respect to reserves ceded under the Original Agreement, which will continue to be held in trust accounts to secure the Enstar subsidiary’s obligations under the LPT. The incremental new premium will initially be held in funds withheld accounts in their original currencies maintained by Aspen but will be released to the trust accounts maintained by the Enstar subsidiary no later than September 30, 2025. The funds withheld by Aspen will be credited with interest at an annual rate of 1.75% plus, for periods after October 1, 2022, an additional amount equal to 50% of the amount by which the total return on Aspen’s investments and cash and cash equivalents exceeds 1.75%. Under the LPT, the Enstar subsidiary assumed claims control, pursuant to the provisions of an administrative services agreement subsequently entered into between the parties on June 30, 2022.
Current expected loss model (“CECL”). On June 16, 2016, the FASB issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326)” which introduced a new impairment model, known as the current expected loss model (“CECL”), which is based on expected losses rather than incurred losses. Following the adoption of CECL with effect from January 1,
2020, the Company recognized a reduction in the Company’s reinsurance recoverables by $3.7 million as at December 31, 2022 (2021 — $3.3 million).
For the twelve months ended December 31, 2022 there was an increase in the CECL allowance on reinsurance recoverables of $0.4 million (December 31, 2021 — $0.5 million decrease).
The Company is potentially exposed to concentrations of credit risk in respect of amounts recoverable from reinsurers, refer to Note 21, “Concentrations of Credit Risk — Reinsurance recoverables” of these consolidated financial statements for more detail.